Financial assets and liabilities - Risk Management Strategy and Loss before income taxes (Details) - Foreign currency risk - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Resonably possible increase in interest rates
Reasonably possible increase in interest rates	5.00%
Loss before income taxes	$ 63,890	$ 62,292
Accounts payable and accrued liabilities
Resonably possible increase in interest rates
Financial liabilities	(3,933,114)	(3,912,350)
Other liabilities
Resonably possible increase in interest rates
Financial liabilities	(286,858)	(1,275,394)
Lease liabilities
Resonably possible increase in interest rates
Financial liabilities	(2,384,558)
Cash
Resonably possible increase in interest rates
Financial assets	19,222,195	30,687,183
Trade and other receivables
Resonably possible increase in interest rates
Financial assets	4,058,136	2,686,112
US dollars | Accounts payable and accrued liabilities
Resonably possible increase in interest rates
Financial liabilities	(707,654)	(472,431)
US dollars | Cash
Resonably possible increase in interest rates
Financial assets	63,087	136,879
US dollars | Trade and other receivables
Resonably possible increase in interest rates
Financial assets	1,446,684	613,890
Euro | Accounts payable and accrued liabilities
Resonably possible increase in interest rates
Financial liabilities	(2,296,621)	(2,758,294)
Euro | Other liabilities
Resonably possible increase in interest rates
Financial liabilities	(286,858)	(1,255,741)
Euro | Lease liabilities
Resonably possible increase in interest rates
Financial liabilities	(223,511)
Euro | Cash
Resonably possible increase in interest rates
Financial assets	909,232	1,039,205
Euro | Trade and other receivables
Resonably possible increase in interest rates
Financial assets	2,227,605	1,450,661
Canadian dollars | Accounts payable and accrued liabilities
Resonably possible increase in interest rates
Financial liabilities	(928,839)	(681,625)
Canadian dollars | Other liabilities
Resonably possible increase in interest rates
Financial liabilities		(19,653)
Canadian dollars | Lease liabilities
Resonably possible increase in interest rates
Financial liabilities	(2,161,046)
Canadian dollars | Cash
Resonably possible increase in interest rates
Financial assets	18,249,876	29,511,099
Canadian dollars | Trade and other receivables
Resonably possible increase in interest rates
Financial assets	$ 383,847	$ 621,561